Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Product Partners, L.P. was formed on January 16, 2007, under the laws of the Marshall Islands. Capital Product Partners, L.P. and its fully owned subsidiaries (collectively the “Partnership”) is an international shipping company. As of December 31, 2021, its fleet of 21 high specification vessels consisted of 11 Neo-Panamax container carrier vessels, three Panamax container carrier vessels, one Cape-size bulk carrier vessel and six X-DF Liquefied natural gas carrier (“LNG/C”) vessels. Its vessels are capable of carrying a wide range of cargoes including liquefied natural gas, containerized goods and dry bulk cargo under short-term voyage charters and medium to long-term time charters.

The DSS Transaction

On November 27, 2018, the Partnership entered into a definitive transaction agreement (the “Transaction Agreement”) with DSS Holdings L.P. (“DSS”), a privately held third party company, pursuant to which the Partnership agreed to spin off its Crude and Product tanker business into a separate publicly listed company which would combine with DSS’s businesses and operations in a share-to-share transaction (the “DSS Transaction”). Pursuant to the Transaction Agreement:

(a) the Partnership agreed to establish a number of entities for the implementation of the DSS Transaction, including Athena SpinCo Inc. (“Athena”);

(b) the Partnership agreed to contribute to Athena the Crude and Product tanker business, associated inventories, $10,000 in cash plus prorated charter hire and net payments received from February 20, 2019 onwards with specific arrangements relating to the funding of working capital;

(c) the Partnership agreed to distribute all 12,725,000 shares of common stock of Athena (renamed Diamond S Shipping Inc. or “Diamond S”) that it owned by way of a pro rata distribution to holders of the Partnership’s common and general partner units (the “distribution”);

(d) Immediately following the distribution, there was a series of mergers as a result of which Diamond S would acquire the business and operations of DSS (the “combination”). In the combination, Diamond S issued additional shares of Diamond S common stock to DSS in such amount as to reflect the relative net asset values of the respective businesses and the agreed implied premium on the net asset value of the Crude and Product tanker business; and

(e) DSS entered into several firm commitments for a syndicated five year term loan and revolving credit facility of up to $360,000 with a syndicate of global shipping banks, and agreed to turn over net proceeds in such amount to partially prepay a portion of the loans outstanding under the Partnership’s existing credit facilities, redeem the Partnership’s Class B Units and fund transaction expenses.

The DSS Transaction was completed on March 27, 2019. Results of operations and cash flows of the Crude and Product tanker business and assets and liabilities that were part of the DSS Transaction are reported as discontinued operations for 2019 (Note 3).

Effective March 27, 2019, the Partnership effected a one for seven reverse unit split of its issued and outstanding common and general partner units (the “March 2019 Reverse Split”) (Note 13). All units and per unit amounts disclosed in the financial statements give effect to this reverse stock split retroactively, for all periods presented.

CPLP Shipping Holdings PLC

On August 14, 2021, the Partnership established CPLP Shipping Holdings PLC (“CPLP PLC”) a 100% subsidiary of the Partnership. CPLP PLC was established in Cyprus as a public limited liability company in accordance with the provisions of the Companies Law of Cyprus, Chapter 113. On October 20, 2021, the Partnership, through its fully owned subsidiary, CPLP PLC, issued €150,000,000 unsecured bonds (the “Bonds”) on the Athens Stock Exchange. The Bonds are guaranteed by the Partnership. The Bonds will mature in October 2026 and have a coupon of 2.65%, payable semi-annually. The net proceeds of the Bonds offering were used to partially finance the acquisition of three LNG/C sister vessels (Note 8).

1. Basis of Presentation and General Information – Continued

As of December 31, 2021, the consolidated financial statements include Capital Product Partners, L.P. and the following wholly owned significant subsidiaries which were all incorporated or formed under the laws of the Marshall Islands, Liberia and Cyprus.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight (“DWT”)	Date acquired by the Partnership	Date acquired by Capital Maritime & Trading Corp. (“CMTC”) or CGC Operating Corp. (“CGC”)
Capital Product Operating L.L.C	01/16/2007	—	—	—	—
CPLP Shipping Holdings PLC	08/14/2021	—	—	—	—
CPLP Gas Operating Corp.	08/24/2021	—	—	—	—
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis	108,892	12/22/2012	06/22/2012
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Dias Container Carrier S.A.	05/16/2013	M/V Akadimos (ex CMA CGM Amazon)	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A.	05/16/2013	M/V Adonis (ex CMA CGM Uruguay)(1)	115,639	09/18/2015	09/18/2015
Atrotos Container Carrier S.A.	10/25/2013	M/V CMA CGM Magdalena (1)	115,639	02/26/2016	02/26/2016
Deka Container Carrier S.A.	03/28/2017	M/V Athenian	118,834	01/22/2020	04/28/2017
Jupiter Container Carrier S.A.	03/28/2017	M/V Athos	118,888	01/23/2020	05/19/2017
Nikitis Container Carrier S.A.	03/28/2017	M/V Aristomenis	118,712	01/23/2020	06/27/2017
Neos Container Carriers Corp.	09/04/2020	M/V Long Beach Express	68,618	02/25/2021	01/07/2021
Maistros Container Carriers Corp.	09/04/2020	M/V Seattle Express	68,411	02/25/2021	01/07/2021
Filos Container Carriers Corp.	09/04/2020	M/V Fos Express	68,579	02/25/2021	01/07/2021
Assos Gas Carrier Corp.	07/16/2018	LNG/C Aristos I	81,978	09/03/2021	11/12/2020
Dias Gas Carrier Corp.	07/16/2018	LNG/C Aristarchos	81,956	09/03/2021	06/15/2021
Atrotos Gas Carrier Corp.	07/16/2018	LNG/C Aristidis I	81,898	12/16/2021	01/04/2021
Poseidon Gas Carrier Corp.	07/16/2018	LNG/C Attalos	81,850	11/18/2021	08/13/2021
Maximus Gas Carrier Corp.	04/10/2019	LNG/C Asklipios	81,882	11/18/2021	09/29/2021
Kronos Gas Carrier Corp.	02/04/2019	LNG/C Adamastos	82,095	11/29/2021	08/23/2021

(1)	Vessels were disposed in 2021.